CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 483.3	$ 71.7	$ 76.9
Trade receivables, net of allowances	214.4	200.5	165.2
Contract assets	74.5	65.1	69.0
Inventories	238.9	264.0	183.8
Other current assets	89.1	75.7	66.2
Current assets of discontinued operations	0.0	249.5	201.4
Total current assets	1,100.2	926.5	762.5
Property, plant and equipment, net of accumulated depreciation of $316.7, $306.0, and $296.7, respectively	248.0	245.4	240.4
Goodwill	779.5	770.1	646.7
Intangible assets, net	388.9	430.1	324.8
Other assets	193.8	183.1	120.5
Non-current assets of discontinued operations	0.0	85.8	90.2
Total Assets	2,710.4	2,641.0	2,185.1
Current Liabilities:
Short-term debt	0.0	0.6	0.0
Accounts payable, trade and other	134.6	170.6	136.5
Advance and progress payments	172.0	173.7	168.6
Accrued payroll	59.7	49.5	48.7
Other current liabilities	118.1	111.8	95.2
Current liabilities of discontinued operations	0.0	117.8	98.7
Total current liabilities	484.4	624.0	547.7
Long-term debt	646.4	977.3	674.4
Accrued pension and other post-retirement benefits, less current portion	24.6	32.0	57.6
Other liabilities	66.1	91.2	107.2
Non-current liabilities of discontinued operations	0.0	11.1	11.8
Commitments and contingencies (Note 17)
Stockholders' Equity:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; no shares issued in 2023, 2022, or 2021	0.0	0.0	0.0
Common stock, $0.01 par value; 120,000,000 shares authorized; 2023: 31,861,680 issued, and 31,789,698 outstanding; 2022: 31,861,680 issued, and 31,803,721 outstanding; 2021: 31,769,967 issued and outstanding	0.3	0.3	0.3
Common stock held in treasury, at cost; 2023: 71,982 shares; 2022: 57,959 shares; 2021: 0 shares	(7.1)	(5.3)	0.0
Additional paid-in capital	227.9	220.7	214.1
Retained earnings	1,463.6	894.0	769.4
Accumulated other comprehensive loss	(195.8)	(204.3)	(197.4)
Total stockholders' equity	1,488.9	905.4	786.4
Total Liabilities and Stockholders' Equity	$ 2,710.4	$ 2,641.0	$ 2,185.1